                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Javelin Opportunities LP
Address:   7674 W. Lake Mead Blvd
           Suite 230
           Las Vegas, NV  89128

Form 13F File Number: 28-10651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas C. Barrow
Title:  Managing Member of the GP
Phone:  (702) 944-1067

Signature, Place, and Date of Signing:

     /s/ Thomas C. Barrow           Las Vegas, NV            7/8/2004
  ---------------------------    -------------------     -----------------
         [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           45

Form 13F Information Table Value Total:    $ 178,750
                                         -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.    Form 13F File Number     Name
  ----   ---------------------    ---------
  1      28-________________      Javelin Opportunities Fund Offshore, Ltd.

  2      28-________________      Javelin Partners LP

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
                                                   FORM 13F INFORMATION TABLE
       COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------  --------------  ---------- ----------  -------------------  ------------ ----------  ---------------------
                                                     VALUE      SHRS OR  SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
----------------------  --------------  ---------- ----------  --------  ---- ----   ----------- ----------  -------  ------  ----
ADC                     OTC IS          000886101       3245    1142700   SH           SOLE                  1142700
Telecommunications

Alliance Gaming Corp    OTC IS          01859P609       5556     323800   SH           SOLE                   323800

Alcatel Alsthom         OPTION          0139044XD        418      87000       PUT      SOLE                    87000

Ambassadors             OTC IS          023178106       4964     388100   SH           SOLE                   388100
International

Autozone Inc            OPTION          0533324XS        527      34900       PUT      SOLE                    34900

Benihana Natl Corp      OTC IS          082047101       2368     157350   SH           SOLE                   157350

Berkshire Hathaway      COM             084670108      11119        125   SH           SOLE                      125
Inc-DE

Cathay Bancorp Inc      OTC IS          149150104       7317     109700   SH           SOLE                   109700

Cherokee Inc New        OTC IS          16444H102      13614     542600   SH           SOLE                   542600

Computer Associates     OPTION          2049124WG        825     195000       PUT      SOLE                   195000

***Consolidated         OTC IS          G23773107       7608     292400   SH           SOLE                   292400
Water Co Inc

Credit Lyon FP          FOREIGN         C016407         1246     319317   SH           SOLE                   319317
Guernsey Wt

Dickson Concept Intl    FOREIGN         6266851          163     157000   SH           SOLE                   157000
Ltd

                                                   FORM 13F INFORMATION TABLE
       COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------  --------------  ---------- ----------  -------------------  ------------ ----------  ---------------------
                                                     VALUE      SHRS OR  SH/  PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
----------------------  --------------  ---------- ----------  --------  ---- ----   ----------- ----------  -------  ------  ----
Draxis Health Inc       OTC IS          26150J101       4836    1048400   SH           SOLE                  1048400

eCollege com            OPTION          27887E4UE       2007     344900       PUT      SOLE                   344900

Family Dollar Stores    COM             307000109        213       7000   SH           SOLE                     7000
Inc

Health Mgmt Assoc       OPTION          4219334TE        925     355900       PUT      SOLE                   355900

Integrated Alarm        OTC IS          45890M109       2866     530700   SH           SOLE                   530700
Svcs Group

Ionics Inc              COM             462218108       4687     165900   SH           SOLE                   165900

iShares Russell         OPTION          4642874WK        884     175000       PUT      SOLE                   175000

Kmart Hldg Corp         OPTION          4987804UE         11      85800       PUT      SOLE                    85800

LivePerson Inc          OTC IS          538146101        270      89800   SH           SOLE                    89800

Longs Drug Stores Inc   COM             543162101      19569     819800   SH           SOLE                   819800

MacQuarie Airports      OTC IS          6543628         1599    1132900   SH           SOLE                  1132900

Nasdaq 100 Share        OPTION          6311005MI       1520    1900000       PUT      SOLE                  1900000

New Frontier Media Inc  OTC IS          644398109       2827     331400   SH           SOLE                   331400

                                                   FORM 13F INFORMATION TABLE
       COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------  --------------  ---------- ----------  -------------------  ------------ ----------  ---------------------
                                                     VALUE      SHRS OR  SH/  PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
----------------------  --------------  ---------- ----------  --------  ---- ----   ----------- ----------  -------  ------  ----
Nipponkoa Insurance     OTC IS          J5428G115       8802    1369000   SH           SOLE                  1369000
Co Ltd

Overstock.com Inc DE    OTC IS          690370101       5601     143200   SH           SOLE                   143200

Overstock com Inc DE    OPTION          6903704UE         72     143200       PUT      SOLE                   143200

Petrochina Co Ltd ADS   OTC IS          71646E100       4565      98600   SH           SOLE                    98600

Pfizer Inc              COM             717081103       3209      93600   SH           SOLE                    93600

Ritchie Bros            COM             767744105       5822     200000   SH           SOLE                   200000
Auctioneers

Rydex Series Tr         OTC IS          783554702       7747     368888   SH           SOLE                   368888

Sa Sa International     FOREIGN         6003401         6594   16862400   SH           SOLE                 16862400
Ord HK

Shoe Carnival Inc       OTC IS          824889109       6339     422300   SH           SOLE                   422300

Starcraft Automotive    OTC IS          855269106       2612     192033   SH           SOLE                   192033
Corp

Symyx Technologies      OTC IS          87155S108        516      21400   SH           SOLE                    21400
Inc

Taser Intl Inc          OPTION          87651B4UG        553     164400       PUT      SOLE                   164400

Tejon Ranch Co          COM             879080109       3950     113500   SH           SOLE                   113500

                                                   FORM 13F INFORMATION TABLE
       COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------  --------------  ---------- ----------  -------------------  ------------ ----------  ---------------------
                                                     VALUE      SHRS OR  SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
----------------------  --------------  ---------- ----------  --------  ---- ----   ----------- ----------  -------  ------  ----
Tractor Supply Co       OTC IS          892356106      11392     272400  SH          SOLE                     272400

Tractor Supply Co       OPTION          8923564VG        184     272400       PUT    SOLE                     272400

Wanyou Fire Safety      FOREIGN         6548076         3277   57440000  SH          SOLE                   57440000

Waste Management Inc    COM             94106L109       3669     119700  SH          SOLE                     119700

Webzen Inc              OTC IS          94846M102       2493     351100  SH          SOLE                     351100

Zixit Corp              OPTION          98974P4TU        172     190800       PUT    SOLE                     190800